FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]
NOTE 23 -     FINANCIAL INSTRUMENTS

A.	Financial risk management

1.
General

The Company's activity exposes it to a variety of financial risks which include market risks, credit risks and liquidity risks. At each period, the Group examines the aforesaid financial risks and makes decisions accordingly.

Risk management is carried out by the Company's management, which identifies, evaluates and defines the risks as much as possible.

For more information regarding balance of financial assets and liabilities that are denominated or linked to foreign currency, see Note 23E below.

2.	Financial risk factors The Group has exposure to the following risks from its use of financial instruments:

A.
Unquoted equity instruments risk

Investment in unquoted equity instruments is sensitive to market price risk arising from uncertainties about future value of this investment. The Company's Board reviews and approves all decisions related to investment in unquoted equity instruments. As of December 31, 2025 and 2024, exposure to investment in one unquoted equity instrument measured at fair value was $1,776 and $1,631, respectively. See also Note 8 above.

B.
Price risks of Company's common share

As of the reported dates, the Company is exposed to risks arising from changes in the price of its warrants and/or prefunded warrants measured at fair value through profit or loss as resulted from issuance of warrants to investors through private placement offering transaction and/or settlement agreements and issuance of the prefunded warrants as compensation to related party due to personal guarantees provided (see also Note 16 above). The fair value of such derivative liabilities is subject the Company to recognize losses in case there will be change in the price of the Company's ordinary share. However, the settlement of these liabilities will be through the exercise of the Company’s common shares.

C.
Liquidity risk

Since its inception date, the Company has financed its business activities through raising capital, inter alia, through public offering, non-brokered private placement transactions and credits from bank institution and others.

As of December 31, 2025 and 2024, the Company’s negative working capital amounted to $10,169 and $11,554, respectively. Based on the Group's working capital position as of December 31, 2025 and 2024, management considers liquidity risk to be high. As of the reported dates, almost entire credit and loans from bank institution and others is classified as current liability.

The Company's policy is to manage its liquidity by examining current forecasts to manage the cash for operational needs in the normal course of business. Depending on current needs, the Company periodically carries out additional raising of capital.

D.	Credit risks

1.
As of the reported dates, the cash is mostly deposited in various bank institutions in Israel and Germany. The management regularly evaluates the financial strength of the financial institutions with which the Company engages. Accordingly, the Company's management believes that the credit risk to these balances is low.

The Group is exposed to credit risks resulting from its operating activities (mainly from outstanding trade receivables). Upon the preparation of forecasted credit losses, the Company uses its previous experience and information accrued from different financial resources. Based on that, the Company segregates its customers to classes according to the different risk levels in a manner in which it can estimate the probability of a credit default.

2.	Below is the breakdown of the Company’s financial assets subject to credit risks:

	December 31,
	2025	2024

Cash	$2,727	$863
Restricted cash	$582	$64
Trade receivables	$10,848	$13,803

E.
Currency rate risk:

As of December 31, 2024, a portion of the Group's financial assets and liabilities denominated in EUR, NIS and USD currency consist of cash and restricted cash in the amount of EUR 196 thousand (approximately $293), NIS 1,397 thousand (approximately $551), USD nil thousand (approximately $nil), respectively. As of December 31, 2025, a portion of the Group's financial assets and liabilities denominated in EUR, NIS and USD currency consist of cash and restricted cash in the amount of EUR 1,411 thousand (approximately $2,271), NIS 998 thousand (approximately $429), USD $nil thousand (approximately $nil), respectively. The Group's objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in NIS. The Group does not currently use foreign exchange contracts to hedge its exposure to its foreign currency cash flows as management has determined that this risk is not significant at this point in time.

B.	Fair value of financial instruments

The Company's financial instruments that are included in the working capital include cash, restricted cash deposit, trade receivables, other current assets, trade payables, other current liabilities and credits from bank institutions and others. The balances of the financial instruments as stated in the balance sheet as of reported dates, constitute an approximation to their fair value.

In addition, the Company has operating lease liabilities and convertible debentures that are measured at the initial recognition date at fair value and in subsequent periods at the amortized cost using the effective interest method (see also Note 11 and Note 15 above, respectively). Taking into consideration the balance of such liabilities and the fact that there has not been a significant change in the discount rate used for recognition of the liabilities and the current discount rate, the carrying amount constitutes an approximation of fair value.

C.	A summary of financial instruments broken down by group:

	December 31,
	2025	2024

Financial assets measured at depreciated cost
Cash	$2,727	$863
Restricted cash	582	64
Trade receivables	10,848	13,803
Other current assets	2,120	2,876
	16,277	17,606

Financial liabilities measured at fair value
Investments in affiliate	1,776	1,631
Financial liabilities measured at depreciated cost
Operating leasing liabilities (including current maturity)	376	433
Credit from bank institution and others (including current maturity)	15,269	15,611
Convertible debentures	622	1,968
Trade payables	12,055	11,159
Other current liabilities	5,747	4,392
	34,069	33,563

Financial liabilities measured at fair value
Derivative warrants liabilities and prefunded warrants	$601	$1,383

D.	Company capital risk management policy

The objectives of the Group's capital risk management policy are to preserve its ability to continue operating as a going concern in order to provide shareholders with a return on their investment, and to maintain an optimal capital structure in order to reduce capital costs.

The Company may take various steps in order to preserve or adjust its capital structure, including the issuance of new shares and options by way of capital raising rounds in order to comply with obligations repayment and continue its activity.